INVENTORIES - Allowance for adjustment to net realizable value of inventories (Details) - Inventories - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for adjustment to net realizable value of inventories
Balance, beginning of year	R$ (39,308)	R$ (13,704)	R$ (3,556)
Provision for the year	(6,562)	(46,693)	(11,943)
Reversal of adjustments to net realizable value	47,259	22,028	3,715
Exchange rate variation	(7,508)	(939)	(871)
Assets held for sale			(1,049)
Balance, end of year	R$ (6,119)	R$ (39,308)	R$ (13,704)